Federal Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of unrecognized tax benefits [Roll Forward]
Balance as of beginning-of-year	$ 45	$ 43
Increases for prior year tax positions		2
Balance as of end-of-year	$ 45	$ 45